Offerings - Offering: 1	Sep. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,642,287,211.69
Fee Rate	0.01531%
Amount of Registration Fee	$ 251,434.18
Offering Note
(1)
Aggregate number of securities to which transaction applies: As of August 15, 2025, the maximum number of securities of MeridianLink, Inc. (the “Company”) to which this transaction applies is estimated to be 83,028,991, which consists of (a) 73,810,843 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), which may be entitled to receive the per share merger consideration of $20.00 (the “Aggregate Per Share Merger Consideration”), (b) 2,264,751 shares of Common Stock underlying outstanding and in-the-money Company stock options which may be entitled to receive the excess of the Aggregate Per Share Merger Consideration over the exercise price per stock option, and (c) 6,953,397 shares of Common Stock underlying outstanding restricted stock units (“RSUs”) which may be entitled to receive the Aggregate Per Share Merger Consideration.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of August 15, 2025, the underlying value of the transaction was calculated based on the sum (a) the product of 73,810,843 shares of Common Stock and the Aggregate Per Share Merger Consideration; (b) the product of 2,264,751 shares of Common Stock underlying outstanding stock options multiplied by the excess of the Aggregate Per Share Merger Consideration over the per share exercise price of the underlying stock option; and (c) the product of 6,953,397 shares of Common Stock underlying RSUs and the Aggregate Per Share Merger Consideration. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00015310.